Offerings - Offering: 1	Aug. 11, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	11,500,000
Maximum Aggregate Offering Price	$ 1,824,590,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 279,344.73
Offering Note	(1) Includes 1,500,000 shares that the underwriters have the option to purchase. (2) Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the Class A Common Stock on the New York Stock Exchange on August 8, 2025, in accordance with Rule 457(c) of the Securities Act of 1933, as amended.